Intangible Assets (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets (Details) [Line Items]
Write-offs Intangibles (in Pesos)		$ 1,178
Assumed market share percentage at year six and onwards	16.80%
Discount rate was computed by using CAPM	8.60%
Discount rate from bank	8.40%
Return on market equity percentage	11.10%
Discount rate (real terms) percentage computed by using CAPM	9.00%
Bank sensitivity analysed discounts rates one	8.00%
Bank sensitivity analysed discounts rates two	10.00%
Individual Business Segment [Member] | Citibank Chile [Member]
Intangible Assets (Details) [Line Items]
Goodwill (in Pesos)	$ 12,576	$ 12,576